UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22517

ASGI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc. 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Financial Statements as of and for the
Six Month Period Ended September 30, 2013

ASGI Corbin Multi-Strategy Fund, LLC

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of September 30, 2013

Strategy	Investments	Cost	Fair Value
Investment Funds - 97.38%
Asset-Backed Securities - 17.05%
	Halcyon Structured Opportunities Fund LP*	$13,992	$10,894
	Perella Weinberg Partners Asset Based Value Offshore Fund LP	5,070,709	6,007,106
	Pine River Fixed Income Fund Ltd	3,978,811	4,897,868
	Seer Capital Partners Offshore Fund	5,350,000	5,796,763
	Serengeti Lycaon Overseas Ltd	4,602,589	5,467,486
	Serengeti Segregated Portfolio Company, Ltd.	716,672	832,855
			23,012,972
Equity Special Situations - 8.40%
	Ironsides Partners Special Situations Offshore Fund Ltd.	1,800,000	1,845,567
	Jet Capital Concentrated Offshore Fund, Ltd	3,997,383	4,781,710
	Jet Capital Select Opportunities Offshore Fund, Ltd	900,000	915,511
	Pershing Square Holdings, Ltd	2,602,093	2,605,101
	Third Point Offshore Investors Ltd	948,331	1,192,400
			11,340,289
Event Driven/Distressed - 21.91%
	Anchorage Capital Partners Offshore, Ltd	8,118,631	9,076,735
	Anchorage Capital Partners, LP	11,470	3,047
	Archer Capital Fund LP*	60,760	54,065
	Archer SPE I LLC*	79,547	63,342
	Drawbridge Special Opportunities Fund, LP*	1,244,865	1,818,731
	Garrison Special Opportunities Fund LP*	707,610	693,598
	New Point V Ltd	1,305,900	1,411,537
	Redwood Offshore Fund Ltd	7,900,000	9,138,973
	Silver Lake Credit Fund (Offshore), Ltd	345,970	452,411
	Venor Capital Offshore Ltd.	6,100,000	6,874,311
			29,586,750
Global Macro - 19.00%
	Autonomy Global Macro Fund Ltd	5,300,000	5,482,504
	BH Macro Ltd	2,988,694	3,097,950
	Brevan Howard Fund Limited	3,068,126	3,311,864
	COMAC Global Macro Fund Limited	1,719,133	1,589,002
	D.E. Shaw Oculus International Fund	3,026,248	3,276,891
	Discovery Global Macro Fund Ltd.	2,500,000	2,426,935
	Fortress Macro Fund Ltd	3,600,000	3,790,794
	Tyticus Partners II Ltd	83,103	74,207
	WCG Offshore Fund, Ltd	2,604,152	2,597,751
			25,647,898

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

Strategy	Investments	Cost	Fair Value
Investment Funds - 97.38% (continued)
Long/Short Equity - 20.41%
	Cadian Offshore Fund Ltd	$4,708,434	$4,897,858
	Marble Arch Offshore Partners Ltd	2,620,568	3,121,056
	Pelham Long/Short Fund Ltd	4,400,000	5,485,667
	Squadra Equity Fund Ltd	2,750,000	2,596,749
	SRS Partners, Ltd	6,250,000	7,800,181
	Tekne Offshore Fund, Ltd	3,100,000	3,606,114
	TPG-Axon Partners, LP*	58,653	49,840
			27,557,465
Relative Value - 10.61%
	BlueCrest Capital International Limited	1,862,168	2,029,780
	D.E. Shaw Composite Fund LLC*	87,214	85,559
	D.E. Shaw Composite International Fund	7,000,000	7,173,111
	Kildonan Castle Global Credit Opportunity Fund Ltd.	1,800,000	1,821,823
	QVT Onshore LP*	64,993	70,057
	QVT SLV Onshore Ltd*	39,957	72,739
	QVT Special Investment Onshore Fund Ltd*	25,171	34,029
	Saba Capital Leveraged Offshore Fund, Ltd	3,172,644	3,038,213
			14,325,311

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

Strategy	Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options - 0.13%
Currency Options - 0.00%
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 120	04/24/2014	$5,808	$2

Index Options - 0.13%
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,700	01/18/2014	$28,804	$40,200
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,650	12/31/2013	47,727	36,810
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,675	12/31/2013	30,005	30,180
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,650	12/21/2013	22,625	22,500
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,675	11/16/2013	16,925	20,400
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,650	11/16/2013	18,018	15,330
	Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$1,600	10/19/2013	16,638	3,270
					168,690
Total Investments (Cost $118,871,141**) - 97.51%					131,639,377
Other Assets and Liabilities, net - 2.49%					3,367,105
Net Assets - 100.00%					$135,006,482

Percentages shown are stated as a percentage of net assets as of September 30, 2013. All investments in Investment Funds are non-income producing.

*	Investment Fund held in ASGI Special Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2013, as computed for federal tax purposes, were as follows:

Aggregate cost	$121,154,237

Gross unrealized appreciation	$13,432,788
Gross unrealized depreciation	(3,116,340)
Net unrealized appreciation	$10,316,448

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

Investments by Strategy (as a percentage of total investments)
Investment Funds
Event Driven/Distressed	22.48%
Long/Short Equity	20.93
Global Macro	19.48
Asset-Backed Securities	17.48
Relative Value	10.88
Equity Special Situations	8.62
Total Investment Funds	99.87
Purchased Options	0.13
100.00%

Credit Default Swaps Outstanding as of September 30, 2013:
Credit Default Swap Agreements on Credit Indices - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid

Morgan Stanley Capital Services Inc.	iTraxx Europe Series 9 Version 1	Buy	(0.25)	6/20/2015	€285,000	$(1,639)	$(849)
Morgan Stanley Capital Services Inc.	iTraxx Europe Sub Financials Series 10 Version 1	Buy	(2.20)	12/20/2013	€147,500	(833)	5,402
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$408,000	(29,057)	(12,013)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(26,286)	10,538
						$(57,815)	$3,078

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection (1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd	Buy	(1.00)	12/20/2016	$98,000	$(1,266)	$3,845
Morgan Stanley Capital Services Inc.	BorgWarner, Inc.	Buy	(1.00)	3/20/2015	$57,000	(632)	(816)
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(2,033)	(1,465)
Morgan Stanley Capital Services Inc.	Caterpillar Financial Services Corporation	Buy	(2.73)	12/20/2013	$29,500	(172)	(1,835)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(1,266)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(2,634)	(972)
Morgan Stanley Capital Services Inc.	Credit Suisse (USA), Inc.	Buy	(0.33)	12/20/2014	$81,000	(25)	141
Morgan Stanley Capital Services Inc.	Federal Republic Of Germany	Buy	(0.12)	9/20/2018	$114,000	580	4,324
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	1,481	3,611
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(602)	(606)
Morgan Stanley Capital Services Inc.	Lowe's Companies, Inc.	Buy	(1.25)	12/20/2013	$126,000	(343)	(3,403)
Morgan Stanley Capital Services Inc.	Masco Corp.	Buy	(1.00)	3/20/2015	$57,000	(529)	2,235
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(633)	1,923
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	6/20/2014	$98,000	(668)	384
Morgan Stanley Capital Services Inc.	National Rural Utilities Cooperative Finance Corp.	Buy	(1.00)	9/20/2014	$32,500	(292)	212
Morgan Stanley Capital Services Inc.	Nordstrom, Inc.	Buy	(1.00)	6/20/2014	$100,000	(674)	(1,065)
Morgan Stanley Capital Services Inc.	People's Republic Of China	Buy	(1.00)	6/20/2016	$100,000	(1,409)	(1,057)
Morgan Stanley Capital Services Inc.	ProLogis	Buy	(1.00)	12/20/2014	$63,000	(580)	1,054
Morgan Stanley Capital Services Inc.	Simon Property Group, LP	Buy	(1.00)	12/20/2014	$126,000	(1,308)	(948)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.00)	6/20/2014	$100,000	(678)	(1,334)
Morgan Stanley Capital Services Inc.	The Dow Chemical Company	Buy	(1.50)	12/20/2013	$21,000	(67)	(594)
Morgan Stanley Capital Services Inc.	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	1,004	1,988
Morgan Stanley Capital Services Inc.	Wells Fargo & Company	Buy	(0.73)	3/20/2014	$20,500	(63)	13
Morgan Stanley Capital Services Inc.	Yum! Brands, Inc.	Buy	(2.30)	12/20/2013	$59,000	(296)	(3,256)
						$(13,105)	$6,224

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

Written Options Open as of September 30, 2013
	Description	Strike Price	Expiration Date	Premium Received/(Paid)	Fair Value
Currency Options
	Put Option - OTC - Morgan Stanley Capital Services Inc., USD vs JPY	JPY 130	04/24/2014	$4,162	$—
Index Options
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,735	11/16/2013	7,182	(5,610)
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,750	11/16/2013	7,195	(3,510)
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,730	12/21/2013	13,795	(11,790)
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,725	12/31/2013	16,856	(14,580)
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,750	12/31/2013	28,323	(13,950)
	Call Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,775	01/18/2014	14,395	(7,230)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,540	10/19/2013	9,582	(1,350)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,600	11/16/2013	10,782	(8,550)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,625	11/16/2013	9,595	(11,370)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,530	12/21/2013	7,795	(7,890)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,575	12/31/2013	29,223	(19,800)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,600	12/31/2013	16,195	(16,200)
	Put Option - OTC - Morgan Stanley Capital Services Inc. SPX	$1,625	01/18/2014	15,595	(22,740)
				186,513	(144,570)
				$190,675	$(144,570)

Futures Contracts Open as of September 30, 2013
	Description	Expiration Date	Premium Received/(Paid)	Fair Value
Index Futures
	NIKKEI 225	12/12/2013	$17	$(370)

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2013

A summary of derivative instruments by primary risk exposure is outlined in the following tables:
The fair value of derivative instruments as of September 30, 2013 was as follows:

Derivative instruments not accounted for as hedging instruments	Location on Consolidated Statement of Assets, Liabilites and Net Assets	Fair Value
Asset derivative instruments
Credit Contracts	Credit default swaps, at fair value	$3,065
Equity Contracts	Investments in purchased index option contracts, at fair value	168,690
Foreign Exchange Contracts	Investments in purchased currency option contracts, at fair value	2
Total asset derivative instruments		$171,757

Liability derivative instruments
Credit Contracts	Credit default swaps, at fair value	$(73,985)
Equity Contracts	Futures margin payable	(370)
Equity Contracts	Written index option contracts, at fair value	(144,570)
Total liability derivative instruments		$(218,925)

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the six months ended September 30, 2013 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options/ Swaptions	Swaps	Futures	Total
Equity Contracts	$(55,412)	$–	$1,424	$(53,988)
Foreign Exchange Contracts	16,002	–	–	16,002
Credit Contracts	–	(2,350)	–	(2,350)
Total	$(39,410)	$(2,350)	$1,424	$(40,336)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the
Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options/ Swaptions	Swaps	Futures	Total
Equity Contracts	$61,807	$–	$(370)	$61,437
Foreign Exchange Contracts	(7)	–	–	(7)
Credit Contracts	1,245	(16,228)	–	(14,983)
Total	$63,045	$(16,228)	$(370)	$46,447

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statement of Assets, Liabilities and Net Assets (unaudited)
As of September 30, 2013

Assets

Investments in Investment Funds, at fair value (cost - $118,684,591)	$131,470,685
Investments in purchased currency option contracts, at fair value (cost - $5,808)	2
Investments in purchased index option contracts, at fair value (cost - $180,742)	168,690
Total Investments	131,639,377
Cash and cash equivalents	4,763,241
Investments in Investment Funds paid in advance	3,500,000
Receivable for investments in Investment Funds sold	3,153,004
Due from broker	898
Other prepaid assets	5,826
Total assets	143,062,346

Liabilities

Tenders payable	1,023,752
Subscriptions received in advance	2,853,680
Loan payable	3,000,000
Management fee payable	409,715
Due to Adviser	167,062
Written index option contracts, at fair value (proceeds received - $186,513)	144,570
Credit default swaps, at fair value (upfront premiums paid - $9,302)	70,920
Deferred tax liability	20,149
Fund Board fees payable	13,992
Investor Distribution and Servicing Fee payable	4,918
Interest payable on credit default swaps	1,772
Futures margin payable	370
Accrued expenses and other liabilities	344,964
Total liabilities	8,055,864

Net Assets

Total net assets	$135,006,482

Net Assets consist of:

Paid-in capital	$126,644,757
Undistributed net investment loss	(4,741,220)
Accumulated net realized gain/(loss) on investments	824,484
Net unrealized appreciation/(depreciation) on investments	12,278,461
Retained earnings	8,361,725
Total net assets	$135,006,482

Net Assets per Share

ASGI Corbin Multi-Strategy Fund, LLC Class I (1,104,682.286 Shares outstanding)	$111.09
ASGI Corbin Multi-Strategy Fund, LLC Class A (113,743.170 Shares outstanding)	$108.05

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statement of Operations (unaudited)
For the Six Month Period Ended September 30, 2013

Investment Income

Interest	$233

Fund Expenses

Management fee	771,652
Professional fees	237,451
Administrative and custodian fees	149,733
Income tax expense	54,399
Fund Board fees	23,677
Commitment fees	16,395
Investor Distribution and Servicing fee	7,072
Other operating expenses	39,400
Total operating expenses	1,299,779
Interest expense	35,848
Total expenses	1,335,627
Expense recoupment by Adviser	167,062
Net expenses	1,502,689
Net investment loss	(1,502,456)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) from investments in Investment Funds	63,640
Net realized gain/(loss) on currency options	16,002
Net realized gain/(loss) on index options	(55,412)
Net realized gain/(loss) on credit default swaps	(2,350)
Net realized gain/(loss) on futures	1,424
Net realized gain/(loss) on foreign currency transactions	(630)
Net realized gain/(loss) on distribution from investments in Investment Funds	120,827
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	4,128,045
Net change in unrealized appreciation/(depreciation) on purchased currency option contracts	(12)
Net change in unrealized appreciation/(depreciation) on written currency option contracts	5
Net change in unrealized appreciation/(depreciation) on purchased index option contracts	11,853
Net change in unrealized appreciation/(depreciation) on written index option contracts	49,954
Net change in unrealized appreciation/(depreciation) on credit default swaps	(16,228)
Net change in unrealized appreciation/(depreciation) on swaptions	1,245
Net change in unrealized appreciation/(depreciation) on futures	(370)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(239)
Total net realized and unrealized gain/(loss) from investments	4,317,754
Net increase in net assets resulting from operations	$2,815,298

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013
Operations

Net investment loss	$(1,502,456)	$(1,636,676)
Net realized gain/(loss) on investments in Investment Funds	63,640	857,526
Net realized gain/(loss) on currency options	16,002	(1,090)
Net realized gain/(loss) on index options	(55,412)	(4,880)
Net realized gain/(loss) on credit default swaps	(2,350)	(35,825)
Net realized gain/(loss) on equity sold short	–	(11,799)
Net realized gain/(loss) on futures	1,424	–
Net realized gain/(loss) on foreign currency transactions	(630)	702
Net realized gain/(loss) on distribution from investments in Investment Funds	120,827	–
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	4,128,045	7,028,028
Net change in unrealized appreciation/(depreciation) on purchased currency option contracts	(12)	2,408
Net change in unrealized appreciation/(depreciation) on written currency option contracts	5	(1,327)
Net change in unrealized appreciation/(depreciation) on purchased index option contracts	11,853	563
Net change in unrealized appreciation/(depreciation) on written index option contracts	49,954	(22,848)
Net change in unrealized appreciation/(depreciation) on credit default swaps	(16,228)	(55,259)
Net change in unrealized appreciation/(depreciation) on swaptions	1,245	(1,245)
Net change in unrealized appreciation/(depreciation) on equity sold short	–	11,959
Net change in unrealized appreciation/(depreciation) on futures	(370)	–
Net change in unrealized appreciation/(depreciation) on foreign currency translations	(239)	(245)
Net increase in net assets resulting from operations	2,815,298	6,129,992

Distributions to Shareholders

Distribution of ordinary income	–	(1,725,739)

Capital Transactions

Issuance of shares	33,878,210	77,635,743
Reinvestment of distributions	–	775,062
Shares tendered	(2,458,645)	(14,937,106)
Increase in net assets derived from capital transactions	31,419,565	63,473,699

Net Assets

Total increase in net assets	34,234,863	67,877,952
Beginning of period	100,771,619	32,893,667
End of period	$135,006,482	$100,771,619

Undistributed net investment loss	$(4,741,220)	$(3,359,591)

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Statements of Cash Flows (unaudited)
For the Six Month Period Ended September 30, 2013

Cash Used in Operating Activities

Net increase in net assets resulting from operations	$2,815,298
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments in Investment Funds	(36,946,688)
Purchase of derivative instruments	(343,006)
Proceeds from sale of investments in Investment Funds	4,786,771
Proceeds from sale of derivative instruments	313,139
Net realized gain/(loss) from investments in Investment Funds	(63,640)
Net realized gain/(loss) on options	39,410
Net realized gain/(loss) on credit default swaps	2,350
Net realized gain/(loss) on futures	(1,424)
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	(4,128,045)
Net change in unrealized appreciation/(depreciation) from derivative instruments	(46,817)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	239
Net change in unrealized appreciation/(depreciation) on futures	370
Decrease in investments in Investment Funds paid in advance	4,700,000
Decrease in receivable for investments in Investment Funds sold	1,752,488
Decrease in other prepaid assets	6,589
Increase in due from broker	(898)
Decrease in due from Adviser	132,340
Increase in management fee payable	118,785
Increase in due to Adviser	167,062
Increase in Fund Board fees payable	1,606
Increase in Investor Distribution and Servicing Fee payable	4,918
Decrease in interest payable on credit default swaps	(309)
Increase in futures margin payable	370
Increase in accrued expenses and other liabilities	56,181
Net cash used in operating activities	(26,632,911)

Cash Provided by Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(3,344,320))	30,533,890
Payments for shares tendered (net of change in payable for tenders of $646,529)	(3,105,174)
Proceeds from loan	6,500,000
Principle payments on loan	(3,500,000)
Net cash provided by financing activities	30,428,716

Cash and Cash Equivalents

Net increase in cash and cash equivalents	3,795,805
Cash and cash equivalents at beginning of period	967,675
Effect of exchange rate changes	(239)
Cash and cash equivalents at end of period	$4,763,241

Supplemental Disclosure of Cash Flow Information

Cash paid during the period for interest expense	$36,157

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Consolidated Financial Highlights

	Class I						Class A
	For the Six Months Ended September 30, 2013 (Unaudited)		For the Year Ended March 31, 2013	For the Year Ended March 31, 2012(a)	For the Period from January 4, 2011(b) to March 31, 2011(a)		For the Six Months Ended September 30, 2013 (Unaudited)		For the Year Ended March 31, 2013(c)
Per Share operating performance:
(For Share outstanding throughout the period)
Net asset value per Share, beginning of period	$108.60		$102.67	$101.17	$100.00		$105.69		$100.00

Income/(loss) from investment operations:

Net investment income/(loss)(d)	(1.33)		(2.56)	(2.40)	(0.60)		(1.39)		(2.52)
Net realized and unrealized gain/(loss) from investments	3.82		10.85	3.90	1.77		3.75		10.57
Total income/(loss) from investment operations	2.49		8.29	1.50	1.17		2.36		8.05
Less: Distribution of ordinary income to Members	–		(2.36)	–	–		–		(2.36)

Net asset value per Share, end of period	$111.09		$108.60	$102.67	$101.17		$108.05		$105.69

Total return	2.29%	(e)	8.16%	1.48%	1.17%	(e)	2.23%	(e)	8.14%

Ratios to average net assets:
Gross expenses(f) (g)	2.14%		2.91%	4.15%	7.28%		2.30%		2.74%
Expenses waived/reimbursed(f) (g)	0.28%		(0.41%)	(1.79%)	(4.91%)		0.28%		(0.17%)
Net expenses, including non-reimbursable expenses(f) (g)	2.42%		2.50%	2.36%	2.37%		2.58%		2.57%
Net expenses, excluding non-reimbursable expenses(f) (g)	2.25%		2.25%	2.25%	2.25%		2.25%		2.25%
Net investment income/(loss)(f) (g)	(2.42%)		(2.49%)	(2.37%)	(2.37%)		(2.59%)		(2.56%)
Net assets, end of period (in thousands)	$122,717		$92,578	$32,894	$28,210		$12,289		$8,194

Portfolio turnover rate	4.07%	(e)	20.99%	33.34%	4.40%	(e)	4.07%	(e)	20.99%

(a)	Not consolidated numbers as ASGI Special Asset Holdings, Inc. commenced operation on April 1, 2012.
(b)	Inception date.
(c)	Date of first Member subscription into Class A Shares of the Fund following inception was April 1, 2012.
(d)	Based on average Shares outstanding.
(e)	Not annualized.
(f)	The expenses and net investment loss ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(g)	Annualized for periods less than one year.

See accompanying notes to consolidated financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited)
September 30, 2013

1.  Organization

ASGI Corbin Multi-Strategy Fund, LLC (the “Corbin Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since January 4, 2011. The Corbin Fund is a closed-end management investment company and is the successor to an unregistered investment vehicle that commenced operations on April 1, 2007.

ASGI Special Asset Holdings, Inc. (the “Domestic Blocker”) has been registered as a corporation in the state of Delaware since March 23, 2012. The Domestic Blocker is a wholly-owned subsidiary of the Corbin Fund and commenced operations on April 1, 2012 (the “Reorganization Date”). These financial statements are the consolidated financial statements of the Corbin Fund and the Domestic Blocker (collectively, the “Fund”).

Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund. The Adviser has retained Corbin Capital Partners, L.P., a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”). The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The investment objective of the Fund is to achieve a consistent return on capital, with limited correlation with equity market returns over a full market cycle, through investments in a diversified portfolio of securities and other instruments including, but not limited to, securities of United States (“U.S.”) and non-U.S. corporations, U.S. government securities, non-U.S. government securities, partnership interests, money market instruments, derivatives on securities, commodity interests including futures contracts, options, options on futures, other derivatives including swaps, forward contracts, currencies, physical commodities and other instruments.

Generally, the Fund pursues its investment objective principally by allocating its capital among various collective investment vehicles (“Investment Funds”). The Fund’s investments consist primarily of Investment Funds across a range of strategies, weighted toward what the Subadviser believes to be lower volatility, relative value oriented strategies. The Fund may, in addition to investing in Investment Funds, also make investments directly, including, without limitation, for purposes of hedging certain exposures. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund will not incur losses.

The Fund’s Board of Managers (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States (“GAAP”).

(a)  Valuation of investments in Investments Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board. The fair value ordinarily will be the value of an interest in an Investment Fund determined by the investment manager of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund’s reported valuation does not represent fair value. If it is determined that the Investment Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2013, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b)  Consolidation – The Corbin Fund consolidates its investment in the Domestic Blocker because it is a wholly-owned subsidiary of the Corbin Fund. Accordingly, the accompanying consolidated financial statements include the assets and liabilities and results of operations for the aforementioned entity. Any material intercompany accounts and transactions have been eliminated in consolidation.

(c)  Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”), by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required for the Corbin Fund. However, for the Domestic Blocker, an income tax provision was calculated and is disclosed in the Fund’s annual financial statements.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes. ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2013.

The Fund’s income and federal excise tax returns and all financial records supporting the 2012 returns are subject to examination by the federal and Delaware revenue authorities.

(d)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a average cost basis. Interest income is recognized on the accrual basis. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s consolidated financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Consolidated Statement of Operations or in the Consolidated Financial Highlights.

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(f)  Foreign currency translation – The Fund does not isolate the portion of the results of operations that is due to the change in foreign currency translation from changes in the market price of investments held or sold during the period. Assets and liabilities denominated in a foreign currency are translated into the U.S. dollar equivalent using the spot foreign currency exchange rate in effect at the time of reporting. Unrealized gains and losses from such translation are included in change in unrealized appreciation/(depreciation) on foreign currency translations on the Consolidated Statement of Operations. Purchases and sales of investments and revenues and expenses denominated in foreign currencies are translated at the daily spot rates in effect at the time of the transaction.

(g)  Options purchased – When an option is purchased, an amount equal to the premium paid is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for the purchase of options which expire unexercised are treated by the Fund on the expiration date as realized losses. If a purchased put option is exercised, the premium is subtracted from the proceeds of the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a purchased call option is exercised, the premium increases the cost basis of the security or foreign currency purchased by the Fund. Options purchased on an exchange are standardized while options purchased over-the-counter (“OTC”) have counterparty risk associated with them.

(h)  Options written – When an option is written, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from written options which expire unexercised are treated by the Fund as realized gains on the expiration date. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or foreign currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or foreign currency purchased by the Fund.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

(i)  Swaptions – These are options on swap contracts and are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

(j)  Futures contracts – The Fund purchases or sells futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest or foreign currency exchange rates and the underlying assets.

(k)  Credit default swaps – The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swaps to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

(l)  Valuation of derivatives – The Fund has purchased and written index options and currency options, futures contracts and credit default swaps outstanding at September 30, 2013. The fair value of written and purchased index options and futures can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased OTC currency options, swaptions and credit default swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these derivatives within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(m)  Distributions – Distributions will be paid at least annually on limited liability company interests (“Shares”) in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each investor (the “Member”) will automatically be a participant under the Fund’s Dividend Reinvestment Plan (“DRP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member’s broker or intermediary. There were no distributions to Members during the six month period ended September 30, 2013.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(n)  Use of estimates – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

(o)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

(p)  Expense limitation agreement – Through January 31, 2014, the Adviser has contractually agreed to limit the Fund’s total annualized ordinary fund-wide operating expenses to 2.25%. Members holding Shares designated as Class I (“Class I Shares”) have no class-specific expenses. Members holding Shares designated as Class A (“Class A Shares”) will pay (in addition to up to 2.25% in fund-wide expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”), for a total of up to 3.00%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Investor Distribution and Servicing Fee charged to Class A Shares. Ordinary fund-wide operating expenses include the Fund’s management fee, start-up, offering and organizational expenses.

Accordingly, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shares) fall below the annualized rate of 2.25% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. There were no expenses waived for the six month period ended September 30, 2013.

As of September 30, 2013, amounts subject to recoupment within three years after the end of the fiscal year in which the Adviser reimbursed the expense were as follows:

Amount	Date
$298,077	March 31, 2014
$480,912	March 31, 2015
$132,340	March 31, 2016

As of September 30, 2013, the amount of expenses recoupable by the Adviser and payable by the Fund was $167,062.

(q)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for consolidated financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund. Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross ending assets at the end of each month.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(r)  Recent accounting pronouncements – In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in accordance with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The pronouncement is effective January 1, 2013, and must be applied retrospectively. Management has adopted this change in presenting the Fund’s consolidated financial statements.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the period are disclosed in the Consolidated Statement of Operations and may include the following:

(a)  Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Class A Shares that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended September 30, 2013, the Fund expensed Investor Distribution and Servicing Fees of $7,072. As of September 30, 2013, there were $4,918 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Member (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Member must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

The Class A Share Placement Fee shall be deducted by the Placement Agent from the initial or optional additional subscriptions provided by the Member and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2013, Class A Share Placement Fees paid to the Placement Agent by Members upon subscription into the Fund were $65,690.

(c)  Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended September 30, 2013 are disclosed in Note 4.

(d)  Fund Board fees – For the six months ended September 30, 2013, the Fund incurred Fund Board fees, including out of pocket expenses, of $23,677. As of September 30, 2013, amounts payable to the Fund Board were $13,992.

4.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”). The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach. Although the Adviser is registered with the Commodity Futures Trading Commission (“CFTC”) as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8). The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5. It should be noted, however, that in 2012 the CFTC revised certain rules that significantly affect the exemptions available to the Fund, the Adviser, and the Subadviser. The scope and application of these rules is still uncertain with respect to, among other things, funds of funds such as the Fund. There is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

In addition, the CFTC, in conjunction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct many swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The CFTC amendments and/or the rule proposals may affect the ability of the Fund to use swap agreements as well as futures contracts and options on futures contracts or commodities and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the Fund is uncertain.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund’s investments, and implementing the Fund’s compliance program. Subject to the limitations set forth in the subadvisory agreement, the Adviser has the ability to restrict initial/additional investment in an Investment Fund and/or remove an Investment Fund from the portfolio, although it does not intend to use this ability to manage the portfolio or restrict the Subadviser’s discretion.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares of the Fund calculated as of the last day of each month (before any repurchases of Shares). The Management Fee incurred by the Fund for the six month period ended September 30, 2013 was $771,652. As of September 30, 2013, the Management Fee payable to the Adviser was $409,715. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5.  Investment Fund Transactions

Purchases of investments in Investment Funds for the six month period ended September 30, 2013 were $36,946,688. Proceeds from sales of investments in Investment Funds for the six month period ended September 30, 2013 were $4,786,771.

6.  Derivative Transactions

The Fund enters into derivative contracts for risk management purposes such as to manage or hedge the Fund’s currency exchange risk, interest rate risk, credit risk and other risks. During the year ended September 30, 2013, the Fund entered into derivative contracts to hedge credit exposures of the broader portfolio. The Fund’s hedge overlay includes a portfolio of single name credit default swaps to hedge the aggregate risk based on their understanding of the underlying exposures of those managers. The hedge overlay is used to reduce risk to broad market factors, not exposures to specific securities and it is not necessarily aimed to neutralize exposures, just to bring the portfolio in line with the desired posture given the portfolio objectives. All derivative contracts must be fully backed by cash positions and may be OTC and/or exchanged traded. Such derivative contracts may include forwards, futures, options, swaptions, warrants and swaps.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today’s pre-determined price. Futures are contracts to buy or sell an asset on or before a future date at a price specified today. Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset. The price at which the buy or sale takes place is known as the strike price, and is specified at the time the parties enter into the option. The option contract also specifies a maturity date. Warrants are long dated options, usually longer than one year, which are traded OTC. Swaps are agreements to exchange cash flows on or before a specified future date on the underlying value of currency exchange rates, bonds/interest rates, commodities exchange, equities, indices or other assets. Swaptions are options on swap contracts and are similar to options on assets except that instead of selling or purchasing the right to buy or sell an asset, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. As of September 30, 2013, the Fund has written currency options, written index options, purchased currency options, purchased index options, futures contracts, and entered into credit default swaps. The counterparty for the Fund’s derivative transactions is Morgan Stanley Capital Services, Inc.

The monthly average notional of currency options was JPY 4,875,000 for the six month period ended September 30, 2013. The monthly average number of open contracts of index options was 17 for the six month period ended September 30, 2013. The monthly average notional of credit default swaps was USD 3,725,214 and EUR 471,929 for the six month period ended September 30, 2013. The average number of open future contracts was 1 for the six month period ended September 30, 2013.

The Fund’s derivatives are not considered to be hedging instruments under GAAP and, therefore, the Fund accounts for derivatives at fair value on the Consolidated Statement of Assets, Liabilities and Net Assets. As of September 30, 2013, the net change in unrealized appreciation/(depreciation) on written option contracts recorded on the Consolidated Statement of Operations was $49,959, the net change in unrealized appreciation/(depreciation) on credit default swaps recorded on the Consolidated Statement of Operations was $(16,228), the net change in unrealized appreciation/(depreciation) on purchased option contracts was $11,841, the net change in unrealized appreciation/(depreciation) on the swaptions was $1,245 and the net change in unrealized appreciation/(depreciation) on futures was $(370).

Transactions in options contracts for the six month period ended September 30, 2013 were as follows:

Currency options purchased	JPY Notional	Cost
Balance at April 1, 2013	58,500,000	$5,808

Balance at September 30, 2013	58,500,000	$5,808

Currency options written	JPY Notional	Premiums Received
Balance at April 1, 2013	63,375,000	$4,162

Balance at September 30, 2013	63,375,000	$4,162

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

Index options purchased	Number of Contracts	Cost
Balance at April 1, 2013	10	$30,780

Options purchased	91	268,197
Options terminated in closing buy transactions	(19)	(30,051)
Options expired	(34)	(88,184)

Balance at September 30, 2013	48	$180,742

Index options written	Number of Contracts	Cost
Balance at April 1, 2013	20	$29,039

Options written	151	263,918
Options terminated in closing sell transactions	(40)	(50,920)
Options expired	(44)	(55,524)

Balance at September 30, 2013	87	$186,513

Swaptions purchased	Number of Contracts	Cost
Balance at April 1, 2013	1	$3,996

Swaptions expired	(1)	(3,996)

Balance at September 30, 2013	–	$–

Swaptions written	Number of Contracts	Cost
Balance at April 1, 2013	1	$1,944

Swaptions written	(1)	(1,944)

Balance at September 30, 2013	–	$–

The following table presents derivative assets and liabilities net of amounts available for offset under a master netting arrangement and, as applicable, the related collateral and potential loss exposure to the Fund as of September 30, 2013.

		Gross Amounts Presented on Consolidated Statements of Assets and Liabilities
Counterparty	Form of Master Netting Agreement	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Loss Exposure, After Collateral (not less than $0)
Morgan Stanley Capital Serivces Inc.	ISDA	$3,065	$(73,985)	$(70,920)	$110,000	$39,080
Morgan Stanley Capital Serivces Inc.	OTC	168,692	(144,570)	24,122	–	24,122
Exchange Traded		–	(370)	(370)	–	–
Total		$171,757	$(218,925)	$(47,168)	$110,000	$63,202

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

7.Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund portfolio managers.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at September 30, 2013.

The following table summarizes the Fund’s investments in the Investment Funds as of and for the six month period ended September 30, 2013, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the investment manager of the Investment Fund a management fee. The fee rate varies and ranges from 1.00% to 3.00% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 12.5% to 30% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund’s Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Redwood Offshore Fund Ltd	6.9%	$9,138,973	$515,746	$—	Biennial	Cayman Islands
Anchorage Capital Partners Offshore, Ltd	6.9	9,076,735	645,635	—	Annually	Cayman Islands
SRS Partners, Ltd	5.9	7,800,181	1,348,646	—	Quarterly	Cayman Islands
D.E. Shaw Composite International Fund	5.5	7,173,111	173,111	—	Quarterly	Cayman Islands
Venor Capital Offshore Ltd.	5.2	6,874,311	349,306	—	Semi-Annually	Cayman Islands
Perella Weinberg Partners Asset Based Value Offshore Fund LP	4.6	6,007,106	332,846	—	Quarterly	Cayman Islands
Seer Capital Partners Offshore Fund	4.4	5,796,763	100,102	—	Quarterly	Cayman Islands
Pelham Long/Short Fund Ltd	4.2	5,485,667	519,880	—	Monthly	Bermuda
Autonomy Global Macro Fund Ltd	4.2	5,482,504	(196,809)	—	Monthly	Cayman Islands
Serengeti Lycaon Overseas Ltd	4.2	5,467,486	400,507,	11,741	Annually	Cayman Islands
Pine River Fixed Income Fund Ltd	3.8	4,897,868	119,593	—	Quarterly	Cayman Islands
Cadian Offshore Fund Ltd	3.7	4,897,858	(272,861)	45	Quarterly	Cayman Islands
Jet Capital Concentrated Offshore Fund, Ltd	3.6	4,781,710	142,007	—	Monthly	Cayman Islands
Fortress Macro Fund Ltd	2.9	3,790,794	207,768	—	Quarterly	Cayman Islands
Tekne Offshore Fund, Ltd	2.7	3,606,114	396,641	—	Quarterly	Cayman Islands
Brevan Howard Fund Limited	2.5	3,311,864	(49,446)	—	Monthly	Cayman Islands
D.E. Shaw Oculus International Fund	2.5	3,276,891	(205,036)	—	Quarterly	Cayman Islands
Marble Arch Offshore Partners Ltd	2.4	3,121,056	(70,955)	—	Quarterly	Cayman Islands
BH Macro Ltd	2.4	3,097,950	(5,974)	—	Daily	Guernsey
Saba Capital Leveraged Offshore Fund, Ltd	2.3	3,038,213	(128,703)	—	Quarterly	Cayman Islands
Pershing Square Holdings, Ltd	2.0	2,605,101	(157,216)	—	Quarterly	Guernsey
WCG Offshore Fund, Ltd	1.9	2,597,751	(152,646)	13,021	Quarterly	Cayman Islands
Squadra Equity Fund Ltd	1.9	2,596,749	(174,083)	—	Monthly	Cayman Islands
Discovery Global Macro Fund Ltd.	1.9	2,426,935	(73,065)	—	Quarterly	Cayman Islands
BlueCrest Capital International Limited	1.5	2,029,780	(40,018)	—	Quarterly	Cayman Islands

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

Investments in Investment Funds (continued)	% of Fund’s Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Ironsides Partners Special Situations Offshore Fund Ltd.	1.4%	$1,845,567	$37,552		Not Permitted	Cayman Islands
Kildonan Castle Global Credit Opportunity Fund Ltd.	1.4	1,821,823	21,823		Quarterly	Cayman Islands
Drawbridge Special Opportunities Fund, LP**	1.4	1,818,731	87,589	67,282	Annually	United States
COMAC Global Macro Fund Limited	1.2	1,589,002	(31,466)	—	Monthly	Cayman Islands
New Point V Ltd	1.1	1,411,537	49,483	—	Not Permitted	Bermuda
Third Point Offshore Investors Ltd	0.9	1,192,400	82,400	—	Daily	Guernsey
Jet Capital Select Opportunities Offshore Fund, Ltd	0.7	915,511	3,934	—	Monthly	Cayman Islands
Serengeti Segregated Portfolio Company, Ltd.	0.6	832,855	6,090	—	Annually	Cayman Islands
Garrison Special Opportunities Fund LP**	0.5	693,598	28,537	(5,976)	Annually	United States
Silver Lake Credit Fund (Offshore), Ltd	0.4	452,411	89,580	2,666	In Liquidation	Cayman Islands
D.E. Shaw Composite Fund LLC**	0.1	85,559	(4,211)	(36)	In Liquidation	United States
Tyticus Partners II Ltd	0.1	74,207	(1,474)	—	In Liquidation	Cayman Islands
QVT SLV Onshore Ltd**	0.1	72,739	213	5,020	In Liquidation	United States
QVT Onshore LP**	0.1	70,057	(15,218)	10,406	Quarterly	United States
Archer SPE I LLC**	0.0	63,342	778	(2,092)	In Liquidation	United States
Archer Capital Fund LP**	0.0	54,065	(654)	—	In Liquidation	United States
TPG-Axon Partners, LP**	0.0	49,840	(6,825)	(51)	In Liquidation	United States
QVT Special Investment Onshore Fund Ltd**	0.0	34,029	2,940	—	In Liquidation	United States
Halcyon Structured Opportunities Fund LP**	0.0	10,894	1,078	—	In Liquidation	United States
Anchorage Capital Partners, LP	0.0	3,047	(100)	—	In Liquidation	United States
Fox Point Offshore Ltd	—	—	146,606	(150,617)	Semi-Annually	Cayman Islands
JHL Capital Group Fund Ltd	—	—	(7,672)	12,854	Quarterly	Cayman Islands
Tricadia Credit Strategies, Ltd	—	—	(87,914)	99,377	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$131,470,685	$4,128,045	$63,640

*	Subject to the terms of the offering memorandums of the Investment Funds.
**	Investment Fund held in ASGI Special Asset Holdings, Inc.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the six month period ended September 30, 2013. As of September 30, 2013, the Fund had unfunded capital commitments of $1,500,000.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2013:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur. Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company’s financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment manager utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment manager rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

8.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in Investment Funds. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal period end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period.

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2013 is as follows:

Description	Total Fair Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$168,692	$168,690	$2	$–
Credit Default Swaps	3,065	–	3,065	–
Liabilities
Written Options	(144,570)	(144,570)	–	–
Futures	(370)	(370)	–	–
Credit Default Swaps	(73,985)	–	(73,985)	–

Investment Funds
Asset-Backed Securities	23,012,972	–	9,939,557	13,073,415
Equity Special Situations	11,340,289	1,192,400	4,685,098	5,462,791
Event Driven/Distressed	29,586,750	–	9,823,406	19,763,344
Global Macro	25,647,898	3,097,950	12,055,956	10,493,992
Long/Short Equity	27,557,465	–	12,653,208	14,904,257
Relative Value	14,325,311	–	4,281,646	10,043,665
Total Investments	$131,423,517	$4,314,100	$53,367,953	$73,741,464

There were no transfers between Level 1 and Level 2 for the six month period ended September 30, 2013.

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of April 1, 2013	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of September 30, 2013
Investments in Investment Funds
Asset-Backed Securities	$15,960,108	$11,743	$618,285	$2,437,253	$(110,467)	$–	$(5,843,507)	$13,073,415
Equity Special Situation	6,139,408	–	(83,603)	1,290,000	–	–	(1,883,014)	5,462,791
Event-Driven/ Distressed	14,079,636	61,881	1,159,691	6,100,000	(764,997)	–	(872,867)	19,763,344
Global Macro	6,966,386	–	(306,844)	7,525,000	–	–	(3,690,550)	10,493,992
Long/Short Equities	13,371,052	(51)	858,373	3,576,325	(286)	–	(2,901,156)	14,904,257
Relative Value	1,659,292	10,186	116,197	8,425,000	(86,287)	–	(80,723)	10,043,665
Total	$58,175,882	$83,759	$2,362,099	$29,353,578	$(962,037)	$–	$(15,271,817)	$73,741,464

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Asset-Backed Securities	$618,285
Equity Special Situation	(83,603)
Event-Driven/ Distressed	1,159,691
Global Macro	(306,844)
Long/Short Equities	858,373
Relative Value	116,197
Total	$2,362,099

All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund’s investment in these Investment Funds now being available for withdrawal within 90 days.

9.  Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion. The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Members quarterly. If the interval between the date of purchase of Shares and repurchase of Shares is less than 180 calendar days, then such repurchase will be subject to a 2% early withdrawal fee.

For the six month period ended September 30, 2013, transactions in the Fund’s Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders

Class I	273,688.204	$29,918,000	–	$–	(21,456.652)	$(2,353,128)
Class A	37,218.131	3,960,210	–	–	(997.543)	(105,519)
	310,906.335	$33,878,210	–	$–	(22,454.195)	$(2,458,647)

ASGI Corbin Multi-Strategy Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2013

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser and Subadviser's experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

12.  Line of Credit Arrangements

The Fund maintains a committed, secured line of credit with Royal Bank of Canada ("RBC"). The facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.40% per annum, (b) a commitment fee of 0.80% per annum, and (c) a committed amount of $4,000,000. For the six month period ended September 30, 2013, the Fund had weighted average borrowings of $666,833. The weighted average interest rate on borrowings for the six month period ending September 30, 2013 was 1.19% plus a spread of 1.40%. As of September 30, 2013, the outstanding balance on the line of credit was $3,000,000.

For the six month period ended September 30, 2013, commitment fees of $16,395 were expensed and are included in the accompanying Consolidated Statement of Operations. There were no commitment fees payable to RBC as of September 30, 2013.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement.

13.  Subsequent Events

The Adviser has evaluated impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued, and has determined that there were no events that required disclosure other than those listed below.

Subsequent to period end, the Fund received additional subscriptions of $5,094,920.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited)

Tax Information

Certain dividends paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of October 31, 2013.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on May 16, 2013, the Board, including the Independent Managers, considered and approved the continuation of the investment advisory agreement between the Adviser and the Fund (“Advisory Agreement”) and the subadvisory agreement among the Adviser, the Fund and the Subadviser (“Subadvisory Agreement” and together with the Advisory Agreement, the “Advisory Agreements”). In preparation for review of the agreements, the Board requested the Adviser and Subadviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the investment advisory and subadvisory agreements. On May 16, 2013, the Independent Managers met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser and Subadviser being present.

Representatives of the Adviser and Subadviser made extensive presentations regarding the materials and responded to questions from the Independent Managers. Further, the Board, including the Independent Managers, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process.

Upon consideration of these presentations, discussions, materials and other factors, the Board determined:

Nature, Extent and Quality of Services Provided to each Fund. The Board reviewed and considered the nature and extent of the investment advisory and sub-advisory services provided by the Adviser, including monitoring and oversight, and the Subadviser under the Advisory Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying Investment Funds, evaluation of risk exposure of underlying Investment Funds, experience of underlying Investment Funds’ managers, management of short-term cash and operations of underlying Investment Funds, and day-to-day portfolio management and general due diligence examination of underlying Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and the Subadviser who would provide the investment advisory, sub-advisory, and administrative services to the Fund, including recent changes in such personnel. The Board examined performance of the Fund during the period and previously. The Board determined that the Adviser’s and the Subadviser’s portfolio managers and key personnel are well qualified and perform the services in an efficient and professional manner with acceptable and competitive performance results. The Board also took into account the Adviser’s and the Subadviser’s compliance functions and their roles in determining the fair value of the Fund’s assets. The Board concluded that the overall quality of the investment advisory, sub-advisory and administrative services was satisfactory.

Cost of the Services Provided, and whether Economies of Scale would be Realized. The Board considered the Fund’s advisory and sub-advisory fee and concluded that each such fee was reasonable and satisfactory in light of the services to be provided. The Board reviewed the advisory and sub-advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee, sub-advisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the fees payable by the Fund to those payable by comparable funds. The Board noted that the fees payable to the Adviser and the Subadviser were comparable to the fees payable to the investment managers of other similarly situated funds. The Board also considered fees charged by the Subadviser to other accounts managed by the Subadviser. The Board concluded that the advisory fee, the sub-advisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Profitability of the Adviser and each of its Affiliates. The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser. Based on the review of the information they received, the Board members concluded that the profits earned by the Adviser were reasonable. The Board did not consider the costs of the services provided and profits, if any, realized by the Subadviser from the respective relationships with the Fund, noting instead the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the sub-advisory fee rates on behalf of the Fund and that the Adviser pays the Subadviser from the advisory fee paid to the Adviser.

Benefits Derived by Adviser and/or Subadviser from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to the Adviser and/or Subadviser as a result of the advisory relationship with the Fund. In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in Investment Funds, and that “fall-out” benefits, to the extent any exist, are not a material factor with regard to approving the Advisory Agreements.

General Conclusion. Based on its consideration of all factors that it deemed material, the Board, including all of the Independent Trustees, determined that the Fund’s advisory fee is fair and reasonable with respect to the quality of services that the Adviser and the Subadviser provide and in light of the other factors that had been discussed and deemed relevant by the Board. The Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreements.

The Board of Trustees of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Trustees

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* Age: 42	Trustee, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dean Age: 57	Trustee	Since 2010	Executive Vice Chancellor, UNC at Chapel Hill, since 2013; Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dunn Age: 40	Trustee	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Stephen Golding Age: 64	Trustee	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	4
Trustee, Washington College, since 2003; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Trustee, Wells College, since September 2012.

James Hille Age: 52	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Communities Foundation of Texas, since 2012; Trustee, Trinity Valley School, since 2009; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Board Member, Investment Advisory Committee of the Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Jonathan Hook Age: 55	Trustee	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 66	Trustee	Since 2011	Self-employed; Board Director and Consultant.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2008; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitoa Global Inc., since 2012;  Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETF Funds, since 2013; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Trustee.

(1)	As of September 30, 2013.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed with or without cause, at any meeting of the Shareholders by a vote of the Shareholders owning at least two-thirds of the outstanding Shares.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 33	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 38	Secretary	Since 2010	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.

ASGI Corbin Multi-Strategy Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Jeffrey Minerva Age: 31	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006

Doretta Dunegan Age: 56	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC, from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 61	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of September 30, 2013.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	ASGI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/04/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/04/13

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	12/04/13

* Print the name and title of each signing officer under his or her signature.